Income Taxes - Summary of the U.S. And Foreign Components of Loss before Provision for Income Taxes (Detail) - Bird Rides [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
U.S.	$ (105,235)	$ (314,663)
Foreign	(102,931)	(72,543)
Loss before income taxes	$ (208,166)	$ (387,206)